Income Tax (Benefits) Expenses - Movement of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 952	¥ 192	¥ 7,948
Provided	602	760	190
Reversals	0		(7,946)
Balance at end of the year	¥ 1,554	¥ 952	¥ 192